Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Schedule of debt
Long-term debt, capital leases and financing obligations consist of the following (dollars in thousands):

	December 31,
	2012	2011
Mortgage notes payable due 2013 through 2022; weighted average interest rate of 4.62% in 2012, net of debt discount of $0.3 million (weighted average interest rate of 5.04% in 2011)	$1,701,515	$1,470,462
$150,000 Series A notes payable, secured by five communities and by a $3.0 million cash collateral deposit, bearing interest at LIBOR plus 0.88%, payable in monthly installments of interest only until August 2011 and payable in monthly installments of principal and interest through maturity in August 2013	144,384	148,601

	December 31,
	2012	2011
Discount mortgage note payable due June 2013, weighted average interest rate of 2.56% in 2012, net of debt discount of $1.0 million and $3.0 million in 2012 and 2011, respectively (weighted average interest rate of 2.52% in 2011)	80,533	79,911
Variable rate tax-exempt bonds credit-enhanced by Fannie Mae (weighted average interest rates of 1.65% at December 31, 2012 and 2011), due 2032, payable in monthly installments of principal and interest through maturity, secured by the underlying assets of the portfolio	99,847	100,423
Capital and financing lease obligations payable through 2026; weighted average interest rate of 8.16% in 2012 (weighted average interest rate of 8.61% in 2011)	319,745	348,195
Convertible notes payable in aggregate principal amount of $316.3 million, less debt discount of $65.0 million and $74.4 million in 2012 and 2011, respectively, interest at 2.75% per annum, due June 2018	251,312	241,897
Construction financing due 2017 through 2024; weighted average interest rate of 8.0% in 2012 (weighted average interest rate of 7.0% in 2011)	1,280	6,591
Notes payable issued to finance insurance premiums, weighted average interest rate of 2.81% in 2012 (weighted average interest rate of 3.11% in 2011), due 2013	753	2,545
Total debt	2,599,369	2,398,625
Less current portion	509,543	47,654
Total long-term debt	$2,089,826	$2,350,971

Annual aggregate scheduled maturities of long-term debt obligations outstanding
The annual aggregate scheduled maturities of long-term debt obligations outstanding as of December 31, 2012 are as follows (dollars in thousands):

Year Ending December 31,	Long-term Debt	Capital and Financing Lease Obligations	Total Debt
2013	$490,666	$55,828	$546,494
2014	170,705	55,065	225,770
2015	54,442	53,401	107,843
2016	50,643	46,957	97,600
2017	341,983	60,494	402,477
Thereafter	1,237,452	211,405	1,448,857
Total obligations	2,345,891	483,150	2,829,041
Less amount representing debt discount	(66,267)	—	(66,267)
Less amount representing interest (8.16%)	—	(163,405)	(163,405)
Total	$2,279,624	$319,745	$2,599,369

Interest expense associated with the convertible notes
The interest expense associated with the Notes (excluding amortization of the associated deferred financing costs) was as follows (dollars in thousands):

	For the Years Ended December 31,
	2012	2011
Coupon interest	$8,697	$4,759
Amortization of discount	9,415	4,456
Interest expense related to convertible notes	$18,112	$9,215

Summary of swap and cap instruments
The following table summarizes the Company's swap instruments at December 31, 2012 (dollars in thousands):

Current notional balance	$27,373
Highest possible notional	$27,373
Lowest interest rate	5.49%
Highest interest rate	5.49%
Average fixed rate	5.49%
Earliest maturity date	2016
Latest maturity date	2016
Weighted average original maturity	5.0 years
Estimated liability fair value (included in other liabilities at December 31, 2012)	$(1,833)
Estimated liability fair value (included in other liabilities at December 31, 2011)	$(2,809)

The following table summarizes the Company's cap instruments at December 31, 2012 (dollars in thousands):

Current notional balance	$589,568
Highest possible notional	$589,568
Lowest interest cap rate	5.00%
Highest interest cap rate	6.06%
Average fixed cap rate	5.43%
Earliest maturity date	2013
Latest maturity date	2018
Weighted average original maturity	3.5 years
Estimated asset fair value (included in other assets at December 31, 2012)	$495
Estimated asset fair value (included in other assets at December 31, 2011)	$—